31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Income Tax [Domain]
HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS
31.	HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS

The information on held-for-sale assets should be read together with the consolidated financial statements for the year ended December 31, 2020 and 2019.

	2020	2019
Assets held for sale
Sale of UPIs (a)	20,625,007
Foreign operations (b)	99,633	4,271,348
Sale of assets (c)	47,302	119,742
Total assets held for sale	20,771,942	4,391,090

	2020	2019
Liabilities held for sale
Sale of UPIs (a)	9,152,947
Foreign operations (b)	42,429	491,225
Sale of properties (c)		3,070
Total liabilities held for sale	9,195,376	494,295
(a)	Sale of UPIs

As part of the Company’s judicial reorganization, described in Note 1 - General Information, more specifically Note 1-2. UPIs Provided for in the Amendment to the JRP, there is a requirement to create five Isolated Production Units (UPIs) comprising the assets, liabilities, and rights of the Debtors related to (a) the telephony and data operation in the mobile communications market (“UPI Mobile Assets”); the passive infrastructure (“UPI Towers” and “UPI Datacenter”); (c) telecommunications network operation (“UPI InfraCo”); and (d) the TV business (“UPI TVCo”).

The divestment of the UPIs would allow the Company to maximize the business value of its investments by expanding its residential and business access services nationwide, exploit more efficiently its network components, and create new business opportunities for the exploitation of these networks by offering them to other carriers and service providers in the telecommunications industry, in light with the governing laws, regulations and the required permits from competent authorities, where applicable.

The Amendment to the JRP contains detailed information on the composition of each UPI and the terms and conditions applicable to their disposal, including information on their structure and minimum price, available at www.recjud.com.br, for consultation purposes.

Information regarding the stage of the disposal of each of the UPIs is described in detail in Note 1 - General Information, subparagraphs 2.1 to 2.5 for each UPI.

The assets and liabilities related to the UPI Mobile Assets, UPI InfraCo, UPI TVCo, UPI Towers, and UPI Datacenter are classified as held for sale since their carrying amounts are being recovered primarily through sale transactions rather than through continuous use. The Company considers that the sale of these assets is highly probable, considering how the divestment plan of these assets is unfolding. The group of assets and liabilities of the UPIs are stated at the lower of carrying amounts and fair values less selling expenses.

(a.1)	Held-for-sale assets

The main components of the assets held sale and liabilities associated to assets held for sale of the UPIs, net of intragroup transactions, for the year ended December 31, 2020 are as follows:

2020
Held-for-sale assets	20,625,007
Current assets	1,935,564
Cash and cash equivalents	207,925
Accounts receivable	1,075,583
Inventories	11,932
Current recoverable taxes	6,412
Other taxes	58,834
Judicial deposits	383
Pension plan assets	127
Prepaid expenses	513,609
Other assets	60,759
Non-current assets	18,689,443
Deferred taxes	(47,740)
Other taxes	171,373
Judicial deposits	34,621
Prepaid expenses	440,290
Other assets	35,748
Property, plant and equipment	17,297,887
Intangible assets	757,264
Liabilities associated to held-for-sale assets	9,152,948
Current liabilities	3,189,571
Payroll, related taxes and benefits	208,563
Trade payables	1,267,096
Current taxes payable	3,866
Other taxes	222,195
Licenses and concessions payable	44,502
Tax refinancing program	145
Provisions	161
Leases payable	1,034,467
Other payables	408,576
Non-current liabilities	5,963,377
Other taxes	4,086
Tax refinancing program	410
Provisions	63,772
Leases payable	4,601,655
Other payables	1,293,454

(a.2)	Discontinued operations

The operations related to the UPI Mobile Assets, the UPI InfraCo, the UPI TVCo and the UPI Datacenter are classified as discontinued operations as they represent components of the Company business and are an integral part of coordinated divestment plan. The Company considers that the operations of UPI Towers do not represent a separate line of business and the revenues and expenses associated with these assets are presented as continued operations in the statement of profit or loss. Assets and liabilities held for sale related to UPI Towers were approximately R$203 million and R$151 million, respectively.

The table below shows the main revenue and expenses components related to profit (loss) from discontinued operations of the UPIs, net of intragroup transactions:

	DISCONTINUED OPERATION
	2020	2019	2018
Net operating revenue	9,491,461	9,644,087	9,849,954
Operating income (expenses):
Interconnection	(297,997)	(310,821)	(396,050)
Personnel	(723,471)	(662,654)	(621,071)
Third-party services	(2,317,188)	(2,507,337)	(2,447,433)
Grid maintenance service	(421,007)	(397,986)	(395,576)
Handset and other costs	(103,558)	(170,093)	(196,132)
Advertising and publicity	(41,376)	(51,946)	(53,387)
Rentals and insurance	(884,928)	(960,165)	(1,573,734)
(Provisions)/reversals	(3,909)	(4,748)	(3,456)
Expected credit losses on trade receivables	(261,432)	(190,294)	(295,575)
Impairment reversal (losses)	(329,330)
Taxes and other income (expenses)	(228,876)	(431,388)	(575,566)
Other operating income (expenses), net		(1,230,820)
Operating expenses excluding depreciation and amortization	(5,613,072)	(6,918,252)	(6,557,980)
Depreciation and amortization	(2,595,782)	(2,336,362)	(1,796,656)
Total operating expenses	(8,208,854)	(9,254,614)	(8,354,636)
Profit before financial income (expenses) and taxes	1,282,607	389,473	1,495,318
Financial income (expenses):
Financial income	25,239	30,750	31,192
Financial expenses	(1,252,192)	(763,135)	(113,600)
Total financial income (expenses)	(1,226,953)	(732,385)	(82,408)
Pre-tax profit (loss)	55,654	(342,912)	1,412,910
Income tax and social contribution	(48,414)	(20,757)	(16,981)
Profit for the year (loss)	7,240	(363,669)	1,395,929

(a.2.1)	Comparative revised balances of discontinued operations

Consolidated Statement of Operations

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Net operating revenue	20,136,183	9,644,087	10,492,096	22,060,014	9,849,954	12,210,060
Cost of sales and/or services	(15,314,814)	(7,332,219)	(7,982,595)	(16,179,100)	(7,011,361)	(9,167,739)
Gross profit	4,821,369	2,311,868	2,509,501	5,880,914	2,838,593	3,042,321
Operating income (expenses)
Share of results of investees	(5,174)		(5,174)	(13,492)		(13,492)
Selling expenses	(3,547,684)	(940,635)	(2,607,049)	(3,853,002)	(1,214,113)	(2,638,889)
General and administrative expenses	(2,782,300)	(840)	(2,781,460)	(2,738,718)	(4,570)	(2,734,148)
Other operating income	4,527,710	431,643	4,096,067	2,204,134	170,814	2,033,320
Other operating expenses	(5,991,291)	(1,412,563)	(4,578,728)	(6,748,094)	(295,406)	(6,452,688)
	(7,798,739)	(1,922,395)	(5,876,344)	(11,149,172)	(1,343,275)	(9,805,897)
Profit (loss) before financial income (expenses) and taxes	(2,977,370)	389,473	(3,366,843)	(5,268,258)	1,495,318	(6,763,576)
Financial income	2,662,463	30,750	2,631,713	30,950,461	31,192	30,919,269
Financial expenses	(8,772,181)	(763,135)	(8,009,046)	(4,341,595)	(113,600)	(4,227,995)
Financial income (expenses)	(6,109,718)	(732,385)	(5,377,333)	26,608,866	(82,408)	26,691,274
Pre-tax profit (loss)	(9,087,088)	(342,912)	(8,744,176)	21,340,608	1,412,910	19,927,698
Income tax and social contribution
Current	(77,060)	(20,757)	(56,303)	115,706	(16,511)	132,217
Deferred	69,041		69,041	3,159,241	(470)	3,159,711
Profit (loss) from continuing operations	(9,095,107)	(363,669)	(8,731,438)	24,615,555	1,395,929	23,219,626
Discontinued operations
Profit (loss) for the year from discontinued operations (net of taxes)		363,669	(363,669)		(1,395,929)	1,395,929
Profit (loss) for the year	(9,095,107)		(9,095,107)	24,615,555		24,615,555

Consolidated Statement of Comprehensive Income

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Loss for the year	(9,095,107)		(9,095,107)	24,615,555		24,615,555
Hedge accounting loss	(1,152)		(1,152)
Actuarial gains (losses)	(9,795)	109	(9,904)	105,515	667	104,848
Exchange losses on investment abroad	(16,372)		(16,372)	(110,098)		(110,098)
Comprehensive income from continuing operations	(9,122,426)	109	(9,122,535)	24,610,972	667	24,610,305
Discontinued operations
Effect of taxes on other comprehensive income: Actuarial loss				(35,875)		(35,875)
Comprehensive income of discontinued operations		(109)	109		(667)	667
Total comprehensive income for the year	(9,122,426)		(9,122,426)	24,575,097		24,575,097
Comprehensive income attributable to owners of the Company	(9,025,115)		(9,025,115)	24,625,063		24,625,063
Comprehensive income attributable to non-controlling interests	(97,311)		(97,311)	(49,966)		(49,966)

Consolidated Statement of Cash Flows

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Cash flows from operating activities
Pretax profit (loss)	(9,087,088)	(342,912)	(8,774,176)	21,340,608	1,412,911	19,927,697
Non-cash items
Charges, interest income, monetary corrections, and exchange differences	3,606,618	844,218	2,762,400	(2,043,357)	(187)	(2,043,170)
Fair value adjustment to borrowings and financing	527,465		527,465	(13,928,659)		(13,928,659)
Present value adjustment to other liabilities	59,214		59,214	(1,167,043)		(1,167,043)
Gain on the restructuring of third-party borrowings				(11,054,800)		(11,054,800)
Transaction with derivative financial instruments (Note 6)	(55,025)		(55,025)
Depreciation and amortization (Note 5)	6,873,945	2,336,362	4,537,583	5,811,123	1,796,656	4,014,467
Provision for (reversal of) onerous contract	1,230,820	1,230,820		4,883,620		4,883,620
Impairment loss (reversal)	2,111,022		2,111,022	291,758		291,758
Estimated loss on doubtful debts (Note 5)	489,396	260,295	229,101	851,271	260,884	590,387
Provisions/(Reversals) (Note 5)	216,438	4,748	211,690	93,026	2,937	90,089
Share of results of investees (Note 5)	5,174		5,174	13,492		13,492
Loss of write-off of capital asset, resulting from asset disposals	129,438		129,438	215,398		215,398
Concession Agreement Extension Fee - ANATEL	359,465	(15,287)	374,752	68,333	(12,217)	80,550
Employee and management profit sharing	260,207	70,020	190,187	237,253	60,380	176,873
Tax recovery	(3,617,919)		(3,617,919)
Monetary corrections to provisions/(reversals) (Note 6)	1,620,378	30,827	1,589,551	226,870	848	226,022
Monetary corrections to tax refinancing program (Note 6)	16,159	24	16,135	28,079	43	28,036
Other	(432,879)	30	(432,909)	(637,251)	(4,434)	(632,817)
	4,312,828	4,419,145	(106,317)	5,229,721	3,517,821	1,711,900
Changes in assets and liabilities
Accounts receivable	(306,240)		(306,240)	(365,771)		(365,771)
Inventories	(21,113)		(21,113)	(48,280)		(48,280)
Taxes	1,322,267		1,322,267	121,951		121,951

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Increases/decreases in cash investments	40,141		40,141	(87,744)		(87,744)
Trade payables	(678,046)		(678,046)	(860,900)		(860,900)
Payroll, related taxes and benefits	(313,169)		(313,169)	(253,902)		(253,902)
Provisions	(462,299)		(462,299)	(434,974)		(434,974)
Changes in assets and liabilities held for sale	(29,829)		(29,829)	(257,643)		(257,643)
Other assets and liabilities	(252,683)		(252,683)	525,660		525,660
Licenses and concessions	(127,313)		(127,313)
Financial charges paid - debt	(926,910)		(926,910)	(19,215)		(19,215)
Financial charges paid - other	(121,885)	(60,976)	(60,909)	(2,884)		(2,884)
Income tax and social contribution paid - Company	(85,680)		(85,680)	(495,038)		(495,038)
Income tax and social contribution paid - third parties	(159,966)		(159,966)	(188,445)		(188,445)
Cash flows from operating activities - continuing operations			(2,168,066)			(655,285)
Cash flows from operating activities - discontinued operations		4,358,169	4,358,169		3,517,821	3,517,821
Net cash generated by operating activities	2,190,103		2,190,103	2,862,536		2,862,536
Cash flows from investing activities
Purchases of tangibles and intangibles	(7,425,513)	(3,268,195)	(4,157,318)	(5,246,241)	(1,688,697)	(3,557,544)
Proceeds from the sale of investments and capital assets	106,097		106,097	22,276		22,276
Dividends received from investments abroad	226,525		226,525
Judicial deposits	(477,010)	(4,899)	(472,111)	(775,953)	(306)	(775,647)
Redemptions of judicial deposits	719,223	2,879	716,344	1,083,043		1,083,043
Cash flows from investing activities - continuing operations			(3,580,463)			(3,227,872)
Cash flows from investing activities - discontinued operations		(3,270,215)	(3,270,215)		(1,689,003)	(1,689,003)
Net cash used in investing activities	(6,850,678)		(6,850,678)	(4,916,875)		(4,916,875)
Cash flows from financing activities
Repayment of principal of borrowings, financing, and derivatives	(11,824)		(11,824)	(161,884)		(161,884)

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Proceeds from (repayments of) derivative financial instrument transactions	72,113		72,113
Capital increase	4,000,000		4,000,000
Commitment to investors premium	(58,489)		(58,489)
Payments of obligation for licenses and concessions				(1,491)		(1,491)
Share buyback	(2,572)		(2,572)
Tax refinancing program	(151,862)	(142)	(151,720)	(265,495)	(136)	(265,359)
Payment of dividends and interest on capital	(437)		(437)	(54)		(54)
Exercise of warrants				4,580		4,580
Lease payment	(1,489,738)	(948,900)	(540,838)
Cash flows from financing activities - continuing operations			3,306,233			(424,208)
Cash flows from financing activities - discontinued operations		(949,042)	(949,042)		(136)	(136)
Net cash generated by financing activities	2,357,191		2,357,191	(424,344)		(424,344)

Foreign exchange differences on cash equivalents				1,328		1,328

Cash flows for the period	(2,303,384)		(2,303,384)	(2,477,355)		(2,477,355)
Cash and cash equivalents
Closing balance	2,081,945		2,081,945	4,385,329		4,385,329
Opening balance	4,385,329		4,385,329	6,862,684		6,862,684
Changes in the period	(2,303,384)		(2,303,384)	(2,477,355)		(2,477,355)
(b)	Foreign operations

Oi’s management was authorized to take all the necessary steps to sell the investments in Africa and in Asia

(c)	Operations in Africa - Approval of preparatory actions for the sale of Africatel

On January 24, 2020, subsidiary Africatel Holdings B.V. (“Africatel”) sold and transferred on that date all the PT Ventures shares to Angolan company Sociedade Nacional de Combustíveis de Angola, Empresa Pública – Sonangol E.P., after the proper approvals by the Company’s Board of Directors, by the competent management bodies of Africatel, and the Judicial Reorganization court as provided for in the Judicial Reorganization Plan and the Company’s JRP and Strategic Plan.

On the transaction date, PT Ventures held stakes in the Angolan companies Unitel, S.A. (“Unitel”) (25%) and Multitel - Serviços de Telecomunicações Lda. (40%), as well as credit rights to dividends declared by Unitel and already past due and a set of rights resulting from the final decision rendered by the Arbitration Court installed under the Arbitration Rules of the ICC, within the scope of the arbitration initiated by PT Ventures at the ICC against the other Unitel shareholders, as disclosed by the Company in a Material Fact Notice on February 28, 2019.

The transaction amount was US$1 billion, of which: (i) US$699.1 million were paid to Africatel by Sonangol on January 24, 2020; (ii) US$60.9 million were paid to Africatel before the transfer of the shares to PT Ventures; and (iii) US$240 million were paid by Sonangol to Africatel, in installments, from February to July 31, 2020 (totaling R$4,132 million cash received in 2020).

As a result of this operation, the Company is no longer bound by the ongoing litigation involving PT Ventures, Unitel, and Unitel’s other shareholders.

Considering that there are few deals left involving foreign assets to be disposed of and that these relate basically to Companhia Santomense de Telecomunicações, S.A.R.L. (“CST”), Timor Telecom, S.A., and telephone directory companies, the Company maintained in the group of held-for-sale foreign assets the investments in CST, since on October 20, 2020 subsidiary Africatel signed a “Share Purchase and Sale Agreement and Assignment of Receivables” for the disposal of its shares in CST, and submitted to the government of São Tomé and Príncipe a request for approval of the transaction.

The Company remains committed to disposing of the operating assets related to the operations in Africa and Asia and has been assessing a project to decommission the companies that remain after the sale of foreign companies is completed.

The group of assets and liabilities of the African operations are stated at the lower of their carrying amounts and their fair values less costs to sell, and are consolidated in the Company’s statement of profit or loss since May 5, 2014. The Company maintains its efforts to sell the remaining assets related to its indirect interest in Africatel.

The main components of the assets held sale and liabilities associated to assets held for sale of the African operations, as of December 31, 2020 and 2019, are as follows:

	Operations in Africa
	2020	2019
Held-for-sale assets	99,633	4,271,348
Cash, cash equivalents and cash investments	33,752	63,993
Accounts receivable	41,609	113,699
Dividends receivable		2,435,014
Held-for-sale asset		1,474,699
Other assets	7,172	74,300
Investments	191	4,916
Property, plant and equipment	13,659	83,400
Intangible assets	3,250	21,327

Liabilities directly associated to assets held for sale	42,429	491,225
Borrowings and financing	10,406	11,589
Trade payables	11,223	37,119
Other liabilities	20,800	442,517

Non-controlling interests (i)		146,180

Total held-for-sale assets, net of the corresponding liabilities – consolidated	57,204	3,633,943
Intragroup eliminations		(212,881)
Total assets held for sale – parent company	57,204	3,421,062
Investments in Africa	57,204	3,421,062

The companies that are not expected to be sold in the short term started to be consolidated in the balance sheet.

(i)	Represented mainly by the Samba Luxco’s 14% stake in Africatel and, consequently, in its net assets.
(d)	Sale of properties

As part of the judicial reorganization proceeding and the Strategic Plan, disclosed to the market on July 16, 2019, the Company's management was authorized to take the necessary actions to carry out the disposal of real estate, noncore assets.

On February 21, 2020, the Company sold its property located at Rua General Polidoro nº 99, Botafogo, in the city of Rio de Janeiro, to Alianza Gestão de Recursos Ltda. for R$120.5 million. The transaction was authorized by the Judicial Reorganization Court, after obtaining the favorable opinion of the Rio de Janeiro State Public Prosecution Office and the Trustee. Likewise, ANATEL confirmed the removal of the Property from the Company’s List of Reversible Assets.

Other properties were sold throughout 2020 at the following addresses: Rua Coronel Austriclinio, 914, Centro, Palmares, Pernambuco, sold to Mr. Hallyson Ferreira Lins and Ms. Luciana Keila Silva Ferreira por R$380; Rua Quintino Bocaiuva, Centro, Nova Iguaçu, Rio de Janeiro, sold to Relup 3 Empreendimentos Imobiliários Ltda. for R$4.7 million; Avenida Goiás, 516, quadra 08, Lotes 60 and 56, Setor Central, Goiânia, sold to Jingxiang Utilidades e Bazar EIRELI for R$3. 5 million; Rua Vitorio Nunes da Motta, 160, Enseada do Suá, in the city of Vitória, Espírito Santo, sold to Opus Enseada Empreendimento Imobiliários Ltda. for R$16 million; Avenida Diógenes Chianca, St. 24, Qd. 418, Lt 0118, Agua Fria, João Pessoa, Paraíba, sold to Comar Consultoria Ltda. for R$6.5 million; and, Avenida Madre Benvenuta, 2080, Florianópolis, Santa Catarina, sold to UDESC - Fundação Universidade Estado de Santa Catarina for R$79 million.